Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure
Minimum capital requirements	kr 8,074	kr 7,371
Parent Company
Disclosure of credit risk exposure
EAD	416,222	356,536
Risk exposure amount	100,926	92,140
Minimum capital requirements	8,074	7,371
Parent Company | Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	3,114	3,064
Risk exposure amount	3,089	3,064
Minimum capital requirements	247	245
Parent Company | Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	3,012	2,990
Risk exposure amount	2,987	2,990
Minimum capital requirements	239	239
Parent Company | Credit risk | Standardized approach | Default exposures
Disclosure of credit risk exposure
EAD	102	74
Risk exposure amount	102	74
Minimum capital requirements	8	6
Parent Company | Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	413,108	353,472
Risk exposure amount	90,504	81,876
Minimum capital requirements	7,240	6,550
Parent Company | Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD	242,609	196,606
Risk exposure amount	11,018	9,673
Minimum capital requirements	882	774
Parent Company | Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	33,299	41,082
Risk exposure amount	6,356	8,843
Minimum capital requirements	508	707
Parent Company | Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	136,849	115,412
Risk exposure amount	72,779	62,988
Minimum capital requirements	5,822	5,039
Parent Company | Credit risk | IRB approach | Non-credit-obligation assets
Disclosure of credit risk exposure
EAD	351	372
Risk exposure amount	351	372
Minimum capital requirements	28	30
Parent Company | Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	6,355	5,975
Risk exposure amount	2,022	2,000
Minimum capital requirements	162	160
Parent Company | Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	6,112	5,224
Risk exposure amount	4,412	3,589
Minimum capital requirements	353	287
Parent Company | Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	2,565	2,922
Minimum capital requirements	205	233
Parent Company | Currency risk
Disclosure of credit risk exposure
Risk exposure amount	800	645
Minimum capital requirements	64	52
Parent Company | Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	19	11
Minimum capital requirements	2	1
Parent Company | Operational risk
Disclosure of credit risk exposure
Risk exposure amount	3,949	3,622
Minimum capital requirements	kr 316	kr 290